UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2002

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

              --------------------------------------------


Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               14
                                               ------------------

Form 13F Information Table Entry Value:             233,205
                                               ------------------
                                                  (thousands)


List of Other Included Managers:  None


                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Autoimmune                               COM           052776101       29       26,100     SH          SOLE
Aclara Biosciences                       COM           00461P106       77       23,199     SH          SOLE
Arena Pharmaceuticals                    COM           040047102      306       30,700     SH          SOLE
Incyte                                   COM           45337C102    6,448      541,810     SH          SOLE
Intrabiotics Pharmaceuticals             COM           46116T506    2,258      645,140     SH          SOLE
Kosan Biosciences                        COM           50064W107    1,161      150,800     SH          SOLE
Neurogen                                 COM           64124E106    8,211      643,500     SH          SOLE
Pharmacyclics                            COM           716933106      265       34,000     SH          SOLE
QLT                                      COM           746927102      496       29,100     SH          SOLE
Regeneron Pharmaceuticals                COM           75886F107   71,505    2,861,330     SH          SOLE
Third Wave Technologies                  COM           88428W108      125       37,200     SH          SOLE
Trimeris                                 COM           896263100   75,019    1,736,550     SH          SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS    45337CAC6   39,250    5,000,000     PRN         SOLE
Regeneron Pharmaceuticals Conv Notes
5.5% 10/17/08 (144A)                     CONV BONDS    75886FAB3   28,055   25,275,000     PRN         SOLE
                                                                  -------
                                                                  233,205
                                                                  =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Autoimmune                                                26,100
Aclara Biosciences                                        23,199
Arena Pharmaceuticals                                     30,700
Incyte                                                   541,810
Intrabiotics Pharmaceuticals                             645,140
Kosan Biosciences                                        150,800
Neurogen                                                 643,500
Pharmacyclics                                             34,000
QLT                                                       29,100
Regeneron Pharmaceuticals                              2,861,330
Third Wave Technologies                                   37,200
Trimeris                                               1,736,550
Incyte Notes 5.5% 3/01/2007                            5,000,000
Regeneron Pharmaceuticals Conv Notes
5.5% 10/17/08 (144A)                                  25,275,000